(Wells Fargo Advantage Absolute Return Fund - A, C)
Investment Objective
The Fund seeks a positive total return.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 24 and 26 of the Prospectus and "Additional Purchase and Redemption Information" on page 20 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Absolute Return Fund - A, C)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Absolute Return Fund - A, C)		Class A	Class C
Management Fees	[1]	0.46%	0.46%
Distribution (12b-1) Fees		none	0.75%
Other Expenses	[2]	0.69%	0.69%
Acquired Fund Fees and Expenses	[2][3]	0.51%	0.51%
Total Annual Fund Operating Expenses		1.66%	2.41%
Fee Waivers		none	none
Total Annual Fund Operating Expenses After Fee Waiver	[4]	1.66%	2.41%
[1]	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
[2]	Expenses are based on estimated amounts for the current fiscal year.
[3]	These indirect expenses include interest expense that may be incurred by certain underlying funds.
[4]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund (including the expenses of GMO Benchmark-Free Allocation Fund), at 0.80% for Class A and 1.55% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Absolute Return Fund - A, C) (USD $)	1 Year	3 Years
Class A	734	1,068
Class C	344	751

Expense Example, No Redemption (USD $)	1 Year	3 Years
Class C (Wells Fargo Advantage Absolute Return Fund - A, C)	244	751

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

The Fund is a diversified investment that may provide exposure to stock, bond and/or alternative investment strategy funds. The Fund invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund is a fund of funds that invests primarily in shares of other GMO-managed mutual funds ("underlying funds"), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue "real return" strategies that seek to outperform cash benchmarks, and funds that are designed to complement broader asset allocation strategies rather than serve as standalone investments. Benchmark-Free Allocation Fund may also hold securities directly.

GMO uses multi-year forecasts of relative value and risk among asset classes to select the underlying funds in which Benchmark-Free Allocation Fund invests and to decide how much to invest in each. GMO changes Benchmark-Free Allocation Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Benchmark-Free Allocation Fund's investments. GMO's ability to shift investments among the underlying funds is not subject to any limits. Benchmark-Free Allocation Fund is not restricted in its exposure to any particular asset class and may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class. Benchmark-Free Allocation Fund may, at times, also invest a substantial portion of its assets in a single underlying fund. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Although Benchmark-Free Allocation Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times it also may have substantial exposure to a particular country or type of country (e.g., emerging market countries). Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in the underlying funds. Neither the Fund nor Benchmark-Free Allocation Fund have a particular securities market index as a benchmark and neither seeks to outperform a particular index or blend of indices (i.e., they seek positive returns, not "relative" returns).

Benchmark-Free Allocation Fund reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Benchmark-Free Allocation Fund may also invest in GMO U.S. Treasury Fund or unaffiliated money market funds for cash management purposes.

Principal Investment Risks

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Commodities Risk. To the extent the Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

Counterparty Risk. The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Focused Investment Risk. Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

Foreign Investment Risk. The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the fund to invest directly in those markets, and the fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies ofwhich tend to be more volatile than the economies of developed countries.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected.

Large Shareholder Risk. To the extent that shares of Benchmark-Free Allocation Fund or an underlying fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the relevant fund's operations by purchasing or redeeming fund shares in large amounts and/or on a frequent basis.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

Liquidity Risk. Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent Benchmark-Free Allocation Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities Benchmark-Free Allocation Fund or an underlying fund holds, the more likely it is to honor a redemption request in-kind.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds rely on GMO's ability to achieve their investment objective by effectively implementing their investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for Benchmark-Free Allocation Fund or the underlying funds or impair fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

Market Risk - Equity Securities. The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by GMO, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be GMO's overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Securities. Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

Natural Resources Risk. To the extent an underlying fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Short Sales Risk. The Fund runs the risk that a loss on a short sale of securities that the Fund does not own is unlimited.

Smaller Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

Real Estate Risk. The value of the Fund's portfolio may be subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[2]

Highest Quarter: 2nd Quarter 2009   +8.90%

Lowest Quarter: 4th Quarter 2008    -7.15%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)	[2]
Average Annual Total Returns (Wells Fargo Advantage Absolute Return Fund - A, C)	Inception Date of Share Class	1 Year	5 Year	Since 07/23/2003
Class A	Feb 28, 2012	(3.17%)	3.01%	9.08%
Class A (after taxes on distributions)	Feb 28, 2012	(3.67%)	0.65%	6.49%
Class A (after taxes on distributions and the sale of Fund Shares)	Feb 28, 2012	(2.06%)	1.34%	6.58%
Class C	Feb 28, 2012	0.99%	3.46%	9.03%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		(5.54%)	(2.37%)	5.55%
Consumer Price Index		2.96%	2.26%	2.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(Wells Fargo Advantage Absolute Return Fund - Administrator)
Investment Objective
The Fund seeks a positive total return.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Administrator Class (Wells Fargo Advantage Absolute Return Fund - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		Administrator Class (Wells Fargo Advantage Absolute Return Fund - Administrator)
Management Fees	[1]	0.46%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.53%
Acquired Fund Fees and Expenses	[2][3]	0.51%
Total Annual Fund Operating Expenses		1.50%
Fee Waivers		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[4]	1.48%
[1]	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
[2]	Expenses are based on estimated amounts for the current fiscal year.
[3]	These indirect expenses include interest expense that may be incurred by certain underlying funds.
[4]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund (including the expenses of GMO Benchmark-Free Allocation Fund), at 0.60% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Administrator Class (Wells Fargo Advantage Absolute Return Fund - Administrator)	151	472

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

The Fund is a diversified investment that may provide exposure to stock, bond and/or alternative investment strategy funds. The Fund invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund is a fund of funds that invests primarily in shares of other GMO-managed mutual funds ("underlying funds"), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue "real return" strategies that seek to outperform cash benchmarks, and funds that are designed to complement broader asset allocation strategies rather than serve as standalone investments. Benchmark-Free Allocation Fund may also hold securities directly.

GMO uses multi-year forecasts of relative value and risk among asset classes to select the underlying funds in which Benchmark-Free Allocation Fund invests and to decide how much to invest in each. GMO changes Benchmark-Free Allocation Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Benchmark-Free Allocation Fund's investments. GMO's ability to shift investments among the underlying funds is not subject to any limits. Benchmark-Free Allocation Fund is not restricted in its exposure to any particular asset class and may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class. Benchmark-Free Allocation Fund may, at times, also invest a substantial portion of its assets in a single underlying fund. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Although Benchmark-Free Allocation Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times it also may have substantial exposure to a particular country or type of country (e.g., emerging market countries). Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in the underlying funds. Neither the Fund nor Benchmark-Free Allocation Fund have a particular securities market index as a benchmark and neither seeks to outperform a particular index or blend of indices (i.e., they seek positive returns, not "relative" returns).

Benchmark-Free Allocation Fund reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Benchmark-Free Allocation Fund may also invest in GMO U.S. Treasury Fund or unaffiliated money market funds for cash management purposes.

Principal Investment Risks

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Commodities Risk. To the extent the Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

Counterparty Risk. The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Focused Investment Risk. Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

Foreign Investment Risk. The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the fund to invest directly in those markets, and the fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies ofwhich tend to be more volatile than the economies of developed countries.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected.

Large Shareholder Risk. To the extent that shares of Benchmark-Free Allocation Fund or an underlying fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the relevant fund's operations by purchasing or redeeming fund shares in large amounts and/or on a frequent basis.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

Liquidity Risk. Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent Benchmark-Free Allocation Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities Benchmark-Free Allocation Fund or an underlying fund holds, the more likely it is to honor a redemption request in-kind.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds rely on GMO's ability to achieve their investment objective by effectively implementing their investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for Benchmark-Free Allocation Fund or the underlying funds or impair fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

Market Risk - Equity Securities. The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by GMO, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be GMO's overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Securities. Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

Natural Resources Risk. To the extent an underlying fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Short Sales Risk. The Fund runs the risk that a loss on a short sale of securities that the Fund does not own is unlimited.

Smaller Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

Real Estate Risk. The value of the Fund's portfolio may be subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class	[3]

Highest Quarter: 2nd Quarter 2009   +8.94%

Lowest Quarter: 4th Quarter 2008    -7.12%

Average Annual Total Returns for the periods ended 12/31/2011	[3]
Average Annual Total Returns (Wells Fargo Advantage Absolute Return Fund - Administrator)	Inception Date of Share Class	1 Year	5 Year	Since 07/23/2003
Administrator Class	Feb 28, 2012	2.92%	4.40%	10.03%
Administrator Class (after taxes on distributions)	Feb 28, 2012	2.38%	2.02%	7.42%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Feb 28, 2012	1.90%	2.52%	7.41%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		(5.54%)	(2.37%)	5.55%
Consumer Price Index		2.96%	2.26%	2.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	The Annual Fund Operating Expenses table and the Example of Expenses table below reflect the aggregate expenses of both the Fund and the MF share class of GMO Benchmark-Free Allocation Fund.
[2]	Historical performance shown for Class A and Class C prior to their inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A and Class C at their inception. These ratios were 1.66% for Class A and 2.41% for Class C.
[3]	Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. These ratios were 1.50% for Administrator Class.

(Wells Fargo Advantage Absolute Return Fund - A, C) |
Investment Objective
The Fund seeks a positive total return.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 24 and 26 of the Prospectus and "Additional Purchase and Redemption Information" on page 20 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Absolute Return Fund - A, C)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Absolute Return Fund - A, C)		Class A	Class C
Management Fees	[1]	0.46%	0.46%
Distribution (12b-1) Fees		none	0.75%
Other Expenses	[2]	0.69%	0.69%
Acquired Fund Fees and Expenses	[2][3]	0.51%	0.51%
Total Annual Fund Operating Expenses		1.66%	2.41%
Fee Waivers		none	none
Total Annual Fund Operating Expenses After Fee Waiver	[4]	1.66%	2.41%
[1]	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
[2]	Expenses are based on estimated amounts for the current fiscal year.
[3]	These indirect expenses include interest expense that may be incurred by certain underlying funds.
[4]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund (including the expenses of GMO Benchmark-Free Allocation Fund), at 0.80% for Class A and 1.55% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Absolute Return Fund - A, C) (USD $)	1 Year	3 Years
Class A	734	1,068
Class C	344	751

Expense Example, No Redemption (USD $)	1 Year	3 Years
Class C (Wells Fargo Advantage Absolute Return Fund - A, C)	244	751

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

The Fund is a diversified investment that may provide exposure to stock, bond and/or alternative investment strategy funds. The Fund invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund is a fund of funds that invests primarily in shares of other GMO-managed mutual funds ("underlying funds"), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue "real return" strategies that seek to outperform cash benchmarks, and funds that are designed to complement broader asset allocation strategies rather than serve as standalone investments. Benchmark-Free Allocation Fund may also hold securities directly.

GMO uses multi-year forecasts of relative value and risk among asset classes to select the underlying funds in which Benchmark-Free Allocation Fund invests and to decide how much to invest in each. GMO changes Benchmark-Free Allocation Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Benchmark-Free Allocation Fund's investments. GMO's ability to shift investments among the underlying funds is not subject to any limits. Benchmark-Free Allocation Fund is not restricted in its exposure to any particular asset class and may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class. Benchmark-Free Allocation Fund may, at times, also invest a substantial portion of its assets in a single underlying fund. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Although Benchmark-Free Allocation Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times it also may have substantial exposure to a particular country or type of country (e.g., emerging market countries). Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in the underlying funds. Neither the Fund nor Benchmark-Free Allocation Fund have a particular securities market index as a benchmark and neither seeks to outperform a particular index or blend of indices (i.e., they seek positive returns, not "relative" returns).

Benchmark-Free Allocation Fund reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Benchmark-Free Allocation Fund may also invest in GMO U.S. Treasury Fund or unaffiliated money market funds for cash management purposes.

Principal Investment Risks

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Commodities Risk. To the extent the Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

Counterparty Risk. The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Focused Investment Risk. Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

Foreign Investment Risk. The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the fund to invest directly in those markets, and the fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies ofwhich tend to be more volatile than the economies of developed countries.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected.

Large Shareholder Risk. To the extent that shares of Benchmark-Free Allocation Fund or an underlying fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the relevant fund's operations by purchasing or redeeming fund shares in large amounts and/or on a frequent basis.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

Liquidity Risk. Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent Benchmark-Free Allocation Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities Benchmark-Free Allocation Fund or an underlying fund holds, the more likely it is to honor a redemption request in-kind.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds rely on GMO's ability to achieve their investment objective by effectively implementing their investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for Benchmark-Free Allocation Fund or the underlying funds or impair fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

Market Risk - Equity Securities. The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by GMO, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be GMO's overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Securities. Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

Natural Resources Risk. To the extent an underlying fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Short Sales Risk. The Fund runs the risk that a loss on a short sale of securities that the Fund does not own is unlimited.

Smaller Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

Real Estate Risk. The value of the Fund's portfolio may be subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[2]

Highest Quarter: 2nd Quarter 2009   +8.90%

Lowest Quarter: 4th Quarter 2008    -7.15%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)	[2]
Average Annual Total Returns (Wells Fargo Advantage Absolute Return Fund - A, C)	Inception Date of Share Class	1 Year	5 Year	Since 07/23/2003
Class A	Feb 28, 2012	(3.17%)	3.01%	9.08%
Class A (after taxes on distributions)	Feb 28, 2012	(3.67%)	0.65%	6.49%
Class A (after taxes on distributions and the sale of Fund Shares)	Feb 28, 2012	(2.06%)	1.34%	6.58%
Class C	Feb 28, 2012	0.99%	3.46%	9.03%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		(5.54%)	(2.37%)	5.55%
Consumer Price Index		2.96%	2.26%	2.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

[1]	The Annual Fund Operating Expenses table and the Example of Expenses table below reflect the aggregate expenses of both the Fund and the MF share class of GMO Benchmark-Free Allocation Fund.
[2]	Historical performance shown for Class A and Class C prior to their inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A and Class C at their inception. These ratios were 1.66% for Class A and 2.41% for Class C.

(Wells Fargo Advantage Absolute Return Fund - Administrator) |
Investment Objective
The Fund seeks a positive total return.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Administrator Class (Wells Fargo Advantage Absolute Return Fund - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		Administrator Class (Wells Fargo Advantage Absolute Return Fund - Administrator)
Management Fees	[1]	0.46%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.53%
Acquired Fund Fees and Expenses	[2][3]	0.51%
Total Annual Fund Operating Expenses		1.50%
Fee Waivers		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[4]	1.48%
[1]	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
[2]	Expenses are based on estimated amounts for the current fiscal year.
[3]	These indirect expenses include interest expense that may be incurred by certain underlying funds.
[4]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund (including the expenses of GMO Benchmark-Free Allocation Fund), at 0.60% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Administrator Class (Wells Fargo Advantage Absolute Return Fund - Administrator)	151	472

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

The Fund is a diversified investment that may provide exposure to stock, bond and/or alternative investment strategy funds. The Fund invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund is a fund of funds that invests primarily in shares of other GMO-managed mutual funds ("underlying funds"), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue "real return" strategies that seek to outperform cash benchmarks, and funds that are designed to complement broader asset allocation strategies rather than serve as standalone investments. Benchmark-Free Allocation Fund may also hold securities directly.

GMO uses multi-year forecasts of relative value and risk among asset classes to select the underlying funds in which Benchmark-Free Allocation Fund invests and to decide how much to invest in each. GMO changes Benchmark-Free Allocation Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Benchmark-Free Allocation Fund's investments. GMO's ability to shift investments among the underlying funds is not subject to any limits. Benchmark-Free Allocation Fund is not restricted in its exposure to any particular asset class and may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class. Benchmark-Free Allocation Fund may, at times, also invest a substantial portion of its assets in a single underlying fund. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Although Benchmark-Free Allocation Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times it also may have substantial exposure to a particular country or type of country (e.g., emerging market countries). Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in the underlying funds. Neither the Fund nor Benchmark-Free Allocation Fund have a particular securities market index as a benchmark and neither seeks to outperform a particular index or blend of indices (i.e., they seek positive returns, not "relative" returns).

Benchmark-Free Allocation Fund reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Benchmark-Free Allocation Fund may also invest in GMO U.S. Treasury Fund or unaffiliated money market funds for cash management purposes.

Principal Investment Risks

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Commodities Risk. To the extent the Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

Counterparty Risk. The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Focused Investment Risk. Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

Foreign Investment Risk. The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the fund to invest directly in those markets, and the fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies ofwhich tend to be more volatile than the economies of developed countries.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected.

Large Shareholder Risk. To the extent that shares of Benchmark-Free Allocation Fund or an underlying fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the relevant fund's operations by purchasing or redeeming fund shares in large amounts and/or on a frequent basis.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

Liquidity Risk. Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent Benchmark-Free Allocation Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities Benchmark-Free Allocation Fund or an underlying fund holds, the more likely it is to honor a redemption request in-kind.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds rely on GMO's ability to achieve their investment objective by effectively implementing their investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for Benchmark-Free Allocation Fund or the underlying funds or impair fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

Market Risk - Equity Securities. The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by GMO, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be GMO's overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Securities. Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

Natural Resources Risk. To the extent an underlying fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Short Sales Risk. The Fund runs the risk that a loss on a short sale of securities that the Fund does not own is unlimited.

Smaller Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

Real Estate Risk. The value of the Fund's portfolio may be subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class	[2]

Highest Quarter: 2nd Quarter 2009   +8.94%

Lowest Quarter: 4th Quarter 2008    -7.12%

Average Annual Total Returns for the periods ended 12/31/2011	[2]
Average Annual Total Returns (Wells Fargo Advantage Absolute Return Fund - Administrator)	Inception Date of Share Class	1 Year	5 Year	Since 07/23/2003
Administrator Class	Feb 28, 2012	2.92%	4.40%	10.03%
Administrator Class (after taxes on distributions)	Feb 28, 2012	2.38%	2.02%	7.42%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Feb 28, 2012	1.90%	2.52%	7.41%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		(5.54%)	(2.37%)	5.55%
Consumer Price Index		2.96%	2.26%	2.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	The Annual Fund Operating Expenses table and the Example of Expenses table below reflect the aggregate expenses of both the Fund and the MF share class of GMO Benchmark-Free Allocation Fund.
[2]	Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. These ratios were 1.50% for Administrator Class.

Shareholder Fees (dei_LegalEntityAxis)	0 Months Ended
Mar. 01, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none [1]
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months.

Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
	Mar. 01, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class A
Operating Expenses:
Management Fees	0.46%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.69%	[2]
Acquired Fund Fees and Expenses	0.51%	[2],[3]
Total Annual Fund Operating Expenses	1.66%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.66%	[4]
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class C
Operating Expenses:
Management Fees	0.46%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.69%	[2]
Acquired Fund Fees and Expenses	0.51%	[2],[3]
Total Annual Fund Operating Expenses	2.41%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.41%	[4]
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Administrator Class
Operating Expenses:
Management Fees	0.46%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.53%	[2]
Acquired Fund Fees and Expenses	0.51%	[2],[3]
Total Annual Fund Operating Expenses	1.50%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.48%	[5]

[1]	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
[2]	Expenses are based on estimated amounts for the current fiscal year.
[3]	These indirect expenses include interest expense that may be incurred by certain underlying funds.
[4]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund (including the expenses of GMO Benchmark-Free Allocation Fund), at 0.80% for Class A and 1.55% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund (including the expenses of GMO Benchmark-Free Allocation Fund), at 0.60% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Mar. 01, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class A
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004	16.89%
Annual Return 2005	15.19%
Annual Return 2006	11.72%
Annual Return 2007	10.09%
Annual Return 2008	(12.18%)
Annual Return 2009	19.37%
Annual Return 2010	3.78%
Annual Return 2011	2.75%
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Administrator Class
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004	17.07%
Annual Return 2005	15.38%
Annual Return 2006	11.90%
Annual Return 2007	10.27%
Annual Return 2008	(12.04%)
Annual Return 2009	19.56%
Annual Return 2010	3.94%
Annual Return 2011	2.92%

Average Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Mar. 01, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.54%)
5 Year	(2.37%)
Since 07/23/2003	5.55%
(Wells Fargo Advantage Absolute Return Fund - A, C) | Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Year	2.26%
Since 07/23/2003	2.46%
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class A
Average Annual Return:
1 Year	(3.17%)
5 Year	3.01%
Since 07/23/2003	9.08%
Inception Date of Share Class	Feb 28, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(3.67%)
5 Year	0.65%
Since 07/23/2003	6.49%
Inception Date of Share Class	Feb 28, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.06%)
5 Year	1.34%
Since 07/23/2003	6.58%
Inception Date of Share Class	Feb 28, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class C
Average Annual Return:
1 Year	0.99%
5 Year	3.46%
Since 07/23/2003	9.03%
Inception Date of Share Class	Feb 28, 2012
(Wells Fargo Advantage Absolute Return Fund - Administrator) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.54%)
5 Year	(2.37%)
Since 07/23/2003	5.55%
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Year	2.26%
Since 07/23/2003	2.46%
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Administrator Class
Average Annual Return:
1 Year	2.92%
5 Year	4.40%
Since 07/23/2003	10.03%
Inception Date of Share Class	Feb 28, 2012
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.38%
5 Year	2.02%
Since 07/23/2003	7.42%
Inception Date of Share Class	Feb 28, 2012
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.90%
5 Year	2.52%
Since 07/23/2003	7.41%
Inception Date of Share Class	Feb 28, 2012

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 29, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) |
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 24 and 26 of the Prospectus and "Additional Purchase and Redemption Information" on page 20 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 24 and 26 of the Prospectus and "Additional Purchase and Redemption Information" on page 20 of the Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified investment that may provide exposure to stock, bond and/or alternative investment strategy funds. The Fund invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund is a fund of funds that invests primarily in shares of other GMO-managed mutual funds ("underlying funds"), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue "real return" strategies that seek to outperform cash benchmarks, and funds that are designed to complement broader asset allocation strategies rather than serve as standalone investments. Benchmark-Free Allocation Fund may also hold securities directly.

GMO uses multi-year forecasts of relative value and risk among asset classes to select the underlying funds in which Benchmark-Free Allocation Fund invests and to decide how much to invest in each. GMO changes Benchmark-Free Allocation Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Benchmark-Free Allocation Fund's investments. GMO's ability to shift investments among the underlying funds is not subject to any limits. Benchmark-Free Allocation Fund is not restricted in its exposure to any particular asset class and may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class. Benchmark-Free Allocation Fund may, at times, also invest a substantial portion of its assets in a single underlying fund. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Although Benchmark-Free Allocation Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times it also may have substantial exposure to a particular country or type of country (e.g., emerging market countries). Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in the underlying funds. Neither the Fund nor Benchmark-Free Allocation Fund have a particular securities market index as a benchmark and neither seeks to outperform a particular index or blend of indices (i.e., they seek positive returns, not "relative" returns).

Benchmark-Free Allocation Fund reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Benchmark-Free Allocation Fund may also invest in GMO U.S. Treasury Fund or unaffiliated money market funds for cash management purposes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Commodities Risk. To the extent the Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

Counterparty Risk. The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Focused Investment Risk. Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

Foreign Investment Risk. The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the fund to invest directly in those markets, and the fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies ofwhich tend to be more volatile than the economies of developed countries.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected.

Large Shareholder Risk. To the extent that shares of Benchmark-Free Allocation Fund or an underlying fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the relevant fund's operations by purchasing or redeeming fund shares in large amounts and/or on a frequent basis.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

Liquidity Risk. Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent Benchmark-Free Allocation Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities Benchmark-Free Allocation Fund or an underlying fund holds, the more likely it is to honor a redemption request in-kind.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds rely on GMO's ability to achieve their investment objective by effectively implementing their investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for Benchmark-Free Allocation Fund or the underlying funds or impair fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

Market Risk - Equity Securities. The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by GMO, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be GMO's overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Securities. Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

Natural Resources Risk. To the extent an underlying fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Short Sales Risk. The Fund runs the risk that a loss on a short sale of securities that the Fund does not own is unlimited.

Smaller Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

Real Estate Risk. The value of the Fund's portfolio may be subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[8]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009   +8.90%

Lowest Quarter: 4th Quarter 2008    -7.15%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)	[8]
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(Wells Fargo Advantage Absolute Return Fund - A, C) | | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Year	rr_AverageAnnualReturnYear05	(2.37%)
Since 07/23/2003	rr_AverageAnnualReturnSinceInception	5.55%
(Wells Fargo Advantage Absolute Return Fund - A, C) | | Consumer Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Year	rr_AverageAnnualReturnYear05	2.26%
Since 07/23/2003	rr_AverageAnnualReturnSinceInception	2.46%
(Wells Fargo Advantage Absolute Return Fund - A, C) | | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.46%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.66%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	734
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,068
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004	16.89%
Annual Return 2005	rr_AnnualReturn2005	15.19%
Annual Return 2006	rr_AnnualReturn2006	11.72%
Annual Return 2007	rr_AnnualReturn2007	10.09%
Annual Return 2008	rr_AnnualReturn2008	(12.18%)
Annual Return 2009	rr_AnnualReturn2009	19.37%
Annual Return 2010	rr_AnnualReturn2010	3.78%
Annual Return 2011	rr_AnnualReturn2011	2.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.15%)
1 Year	rr_AverageAnnualReturnYear01	(3.17%)
5 Year	rr_AverageAnnualReturnYear05	3.01%
Since 07/23/2003	rr_AverageAnnualReturnSinceInception	9.08%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 28, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.67%)
5 Year	rr_AverageAnnualReturnYear05	0.65%
Since 07/23/2003	rr_AverageAnnualReturnSinceInception	6.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 28, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.06%)
5 Year	rr_AverageAnnualReturnYear05	1.34%
Since 07/23/2003	rr_AverageAnnualReturnSinceInception	6.58%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 28, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.46%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.41%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	344
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	751
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Year	rr_AverageAnnualReturnYear05	3.46%
Since 07/23/2003	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 28, 2012
(Wells Fargo Advantage Absolute Return Fund - Administrator) |
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified investment that may provide exposure to stock, bond and/or alternative investment strategy funds. The Fund invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund is a fund of funds that invests primarily in shares of other GMO-managed mutual funds ("underlying funds"), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue "real return" strategies that seek to outperform cash benchmarks, and funds that are designed to complement broader asset allocation strategies rather than serve as standalone investments. Benchmark-Free Allocation Fund may also hold securities directly.

GMO uses multi-year forecasts of relative value and risk among asset classes to select the underlying funds in which Benchmark-Free Allocation Fund invests and to decide how much to invest in each. GMO changes Benchmark-Free Allocation Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Benchmark-Free Allocation Fund's investments. GMO's ability to shift investments among the underlying funds is not subject to any limits. Benchmark-Free Allocation Fund is not restricted in its exposure to any particular asset class and may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class. Benchmark-Free Allocation Fund may, at times, also invest a substantial portion of its assets in a single underlying fund. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Although Benchmark-Free Allocation Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times it also may have substantial exposure to a particular country or type of country (e.g., emerging market countries). Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in the underlying funds. Neither the Fund nor Benchmark-Free Allocation Fund have a particular securities market index as a benchmark and neither seeks to outperform a particular index or blend of indices (i.e., they seek positive returns, not "relative" returns).

Benchmark-Free Allocation Fund reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Benchmark-Free Allocation Fund may also invest in GMO U.S. Treasury Fund or unaffiliated money market funds for cash management purposes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Commodities Risk. To the extent the Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

Counterparty Risk. The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Focused Investment Risk. Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

Foreign Investment Risk. The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the fund to invest directly in those markets, and the fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies ofwhich tend to be more volatile than the economies of developed countries.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected.

Large Shareholder Risk. To the extent that shares of Benchmark-Free Allocation Fund or an underlying fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the relevant fund's operations by purchasing or redeeming fund shares in large amounts and/or on a frequent basis.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

Liquidity Risk. Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent Benchmark-Free Allocation Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities Benchmark-Free Allocation Fund or an underlying fund holds, the more likely it is to honor a redemption request in-kind.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds rely on GMO's ability to achieve their investment objective by effectively implementing their investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for Benchmark-Free Allocation Fund or the underlying funds or impair fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

Market Risk - Equity Securities. The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by GMO, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be GMO's overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Securities. Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

Natural Resources Risk. To the extent an underlying fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Short Sales Risk. The Fund runs the risk that a loss on a short sale of securities that the Fund does not own is unlimited.

Smaller Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

Real Estate Risk. The value of the Fund's portfolio may be subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class	[9]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009   +8.94%

Lowest Quarter: 4th Quarter 2008    -7.12%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011	[9]
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Absolute Return Fund - Administrator) | | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Year	rr_AverageAnnualReturnYear05	(2.37%)
Since 07/23/2003	rr_AverageAnnualReturnSinceInception	5.55%
(Wells Fargo Advantage Absolute Return Fund - Administrator) | | Consumer Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Year	rr_AverageAnnualReturnYear05	2.26%
Since 07/23/2003	rr_AverageAnnualReturnSinceInception	2.46%
(Wells Fargo Advantage Absolute Return Fund - Administrator) | | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.46%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.48%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	472
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004	17.07%
Annual Return 2005	rr_AnnualReturn2005	15.38%
Annual Return 2006	rr_AnnualReturn2006	11.90%
Annual Return 2007	rr_AnnualReturn2007	10.27%
Annual Return 2008	rr_AnnualReturn2008	(12.04%)
Annual Return 2009	rr_AnnualReturn2009	19.56%
Annual Return 2010	rr_AnnualReturn2010	3.94%
Annual Return 2011	rr_AnnualReturn2011	2.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.12%)
1 Year	rr_AverageAnnualReturnYear01	2.92%
5 Year	rr_AverageAnnualReturnYear05	4.40%
Since 07/23/2003	rr_AverageAnnualReturnSinceInception	10.03%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 28, 2012
(Wells Fargo Advantage Absolute Return Fund - Administrator) | | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Year	rr_AverageAnnualReturnYear05	2.02%
Since 07/23/2003	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 28, 2012
(Wells Fargo Advantage Absolute Return Fund - Administrator) | | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Year	rr_AverageAnnualReturnYear05	2.52%
Since 07/23/2003	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 28, 2012
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months.
[2]	The Annual Fund Operating Expenses table and the Example of Expenses table below reflect the aggregate expenses of both the Fund and the MF share class of GMO Benchmark-Free Allocation Fund.
[3]	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
[4]	Expenses are based on estimated amounts for the current fiscal year.
[5]	These indirect expenses include interest expense that may be incurred by certain underlying funds.
[6]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund (including the expenses of GMO Benchmark-Free Allocation Fund), at 0.80% for Class A and 1.55% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund (including the expenses of GMO Benchmark-Free Allocation Fund), at 0.60% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	Historical performance shown for Class A and Class C prior to their inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A and Class C at their inception. These ratios were 1.66% for Class A and 2.41% for Class C.
[9]	Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. These ratios were 1.50% for Administrator Class.